Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	6,000,000,000	6,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	3,682,373,853	3,682,373,853
Ordinary shares, issued	2,340,462,712
Ordinary shares, outstanding	2,340,462,712
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	198,162,525	198,162,525
Ordinary shares, issued	97,722,525
Ordinary shares, outstanding	97,722,525